Significant accounting policies (Tables)	12 Months Ended
Aug. 31, 2021
Significant accounting policies
Summary of estimated useful lives and depreciation methods

Asset type	Methods	Rates
Computer equipment	Declining balance method	55%
Machinery and equipment	Declining balance method	20%
Rolling stock	Declining balance method	30%
Leasehold improvements	Straight-line method	Over the term of the lease
Boat rental fleet	Straight-line method	15 years
Moulds	Straight-line method	25 years

Schedule of estimated useful lives of intangible assets
Asset type	Methods	Rates
Intellectual property	Straight-line method	10 years
Software	Straight-line method	7 years
Trade name	Straight-line method	5 years
Backlog	Straight-line method	3 years
Website	Straight-line method	5 years

Schedule of exchange rates for the currencies used in the preparation of the consolidated financial statements

The exchange rates for the currencies used in the preparation of the consolidated financial statements were as follows:

			Average
			exchange
	Exchange rate as at		rate for
			90-day
			period
			ended
	August 31,	June 3,	August 31,
	2021	2021	2021
US dollar	1.2630	1.2103	1.2460